Putnam Retirement Income Fund Lifestyle 1
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Retirement Income Fund Lifestyle 1		Class A	Class B	Class C	Class M	Class R	Class Y
Management fees		none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.50%	0.50%
Other expenses	[1]	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Acquired fund fees and expenses	[2]	0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Total annual fund operating expenses		1.44%	2.19%	2.19%	1.69%	1.69%	1.19%
Expense reimbursement	[3]	(0.43%)	(0.43%)	(0.43%)	(0.43%)	(0.43%)	(0.43%)
Total annual fund operating expenses after expense reimbursement		1.01%	1.76%	1.76%	1.26%	1.26%	0.76%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Restated to reflect (1) current fees resulting from a change in the fund's and the underlying funds' investor servicing arrangements; and (2) investment by the fund in class G shares of Putnam Government Money Market Fund and class P shares of the other underlying funds.
[3]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through 11/30/16. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Retirement Income Fund Lifestyle 1 - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	499	797	1,116	2,020
Class B	679	944	1,335	2,300
Class C	279	644	1,135	2,490
Class M	449	800	1,174	2,223
Class R	128	491	877	1,962
Class Y	78	335	613	1,405

Expense Example, No Redemption - Putnam Retirement Income Fund Lifestyle 1 - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	179	644	1,135	2,300
Class C	179	644	1,135	2,490